Annual Total Returns- Vanguard Mega Cap Growth Index Fund (Institutional) [BarChart] - Institutional - Vanguard Mega Cap Growth Index Fund - Institutional Shares	2010	2011	2012	2013	2014	2015	2016	2017	2018	2019
Total	14.69%	3.07%	17.25%	32.48%	13.67%	3.72%	6.42%	29.49%	(2.85%)	37.54%